Summary of significant accounting policies (Policies)	12 Months Ended
Dec. 31, 2020
Summary of significant accounting policies
Basis of presentation
a. Basis of presentation
The consolidated financial statements of the Group have been prepared in accordance with the accounting principles generally accepted in the United States of America (“U.S. GAAP”). Significant accounting policies followed by the Group in the preparation of the accompanying consolidated financial statements are summarized below. All amounts, except for share, per share data or otherwise noted, are rounded to the nearest thousand.

Principles of consolidation
b. Principles of consolidation
The consolidated financial statements include the financial statements of the Company, its subsidiaries and the consolidated VIEs for which the Company is the ultimate primary beneficiary. Subsidiaries are those entities in which the Company, directly or indirectly, controls more than one half of the voting power; or has the power to govern the financial and operating policies, to appoint or remove the majority of the members of the board of directors, or to cast a majority of votes at the meeting of directors.
A consolidated VIE is an entity in which the Company, or its subsidiaries, through the Contractual Arrangements, bear the risks of, and enjoy the rewards normally associated with, ownership of the entity, and therefore the Company or its subsidiaries are the primary beneficiary of the entity.
All transactions and balances among the Company, its subsidiaries and the consolidated VIEs have been eliminated upon consolidation.

Reclassifications
c. Reclassifications
Certain reclassifications have been made to the prior years’ consolidated financial statements to conform to the current year’s presentation. These reclassifications had no impact on net income, shareholders’ equity, or cash flows as previously reported.

Non-controlling interests
d.
Non-controlling
interests
For the Company’s consolidated subsidiaries and VIEs,
non-controlling
interests are recognized to reflect the portion of their equity that is not attributable, directly or indirectly, to the Company as the controlling shareholder.
Non-controlling
interests are classified as a separate line item in the equity section of the Group’s consolidated balance sheets and have been separately disclosed in the Group’s consolidated statements of operations and comprehensive income/(loss) to distinguish the interests from that of the Company.

Use of estimates
e. Use of estimates
The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, related disclosures of contingent liabilities at the balance sheet date, and the reported revenues and expenses during the reported period in the consolidated financial statements and accompanying notes. Significant accounting estimates are used for, but not limited to, returns allowance, vendor and customer incentives, determination of the stand-alone selling price (“SSP”), the valuation and recognition of share-based compensation arrangements, taxation, fair value of assets and liabilities acquired in business combinations, fair value of certain equity investees, assessment for impairment of long-lived assets, investment in equity investees, investment securities, intangible assets and goodwill, allowance for doubtful accounts including expected credit losses, inventory reserve for excess and obsolete inventories, lower of cost and net realizable value of inventories, depreciable lives of property, equipment and software, useful lives of intangible assets, the discount rate for lease, redemption value of the redeemable preferred shares and consolidation of VIEs. Actual results may differ materially from those estimates.
In March 2020, the World Health Organization declared the outbreak of a disease caused by a novel strain of the coronavirus
(“COVID-19”)
to be a pandemic. The COVID-19 pandemic has created and may continue to create significant uncertainty in the macroeconomic environment which, in addition to other unforeseen effects of this pandemic, may adversely impact the Group’s results of operations. Due to the uncertainty and the impact on global economics conditions from the COVID-19 pandemic, certain estimates and assumptions may change in the near term.

Foreign currency translation
f. Foreign currency translation
The Group’s reporting currency is RMB. The functional currency of the Group’s entities incorporated in Cayman Islands, BVI, Hong Kong, Singapore and the United States of America is U.S. dollars (“US$”). The Group’s PRC subsidiaries and consolidated VIEs determined their functional currency to be RMB. The Group’s entities incorporated in the Republic of Indonesia, Japan, France, Australia and other jurisdictions generally use their respective local currencies as their functional currencies. The determination of the respective functional currency is based on the criteria of ASC Topic 830,
Foreign Currency Matters
.
Transactions denominated in currencies other than functional currency are translated into functional currency at the exchange rates quoted by authoritative banks prevailing at the dates of the transactions. Exchange gains and losses resulting from those foreign currency transactions denominated in a currency other than the functional currency are recorded as a component of others, net in the consolidated statements of operations and comprehensive income/(loss). Total exchange gains/(losses) were a loss of RMB192,491,000, a gain of RMB124,070,000 and a loss of RMB89,992,000 for the years ended December 31, 2018, 2019 and 2020, respectively.
The consolidated financial statements of the Group are translated from the functional currency into RMB. Assets and liabilities denominated in foreign currencies are translated into RMB using the applicable exchange rates at the balance sheet date. Equity accounts other than earnings generated in current year are translated into RMB at the appropriate historical rates. Revenues, expenses, gains and losses are translated into RMB using the periodic average exchange rates. The resulting foreign currency translation adjustments are recorded in accumulated other comprehensive income/(loss) as a component of shareholders’ equity. Total foreign currency translation adjustments to the Group’s other comprehensive income/(loss) were a gain of RMB2,696,784,000, a gain of RMB793,671,000 and a loss of RMB7,954,841,000 for the years ended December 31, 2018, 2019 and 2020, respectively.

Convenience translation
g. Convenience translation
Translations of the consolidated balance sheets, the consolidated statements of operations and comprehensive income/(loss) and the consolidated statements of cash flows from RMB into US$ as of and for the year ended December 31, 2020 are solely for the convenience of the readers and were calculated at the rate of US$1.00=RMB6.5250, representing the noon buying rate set forth in the H.10 statistical release of the U.S. Federal Reserve Board on December 31, 2020. No representation is made that the RMB amounts could have been, or could be, converted, realized or settled into US$ at that rate on December 31, 2020, or at any other rate.

Cash and cash equivalents
h. Cash and cash equivalents
Cash and cash equivalents consist of cash on hand, money market fund investments, time deposits, as well as highly liquid investments, which have original maturities of three months or less.

Restricted cash
i. Restricted cash
Cash that is restricted as to withdrawal or for use or pledged as security is reported separately on the face of the consolidated balance sheets, and is included in the total cash, cash equivalents, and restricted cash in the consolidated statements of cash flows. The Group’s restricted cash mainly represents security deposits held in designated bank accounts for issuance of bank acceptance and letter of guarantee.

Short-term investments
j. Short-term investments
Short-term investments include wealth management products, which are certain deposits with variable interest rates or principal not-guaranteed
with certain financial institutions. For equity classified securities, the investments are recorded at fair market value with fair value change gains or losses recorded in interest income in the consolidated statements of operations and comprehensive income/(loss). The Group also holds debt classified securities, and such investments are recorded as available-for-sale
debt securities and
held-to-maturity
securities.
Available-for-sale
securities are reported at fair value, with unrealized gains and losses recorded in accumulated other comprehensive income. Realized gains or losses are included in interest income in the consolidated statements of operations and comprehensive income/(loss) during the period in which the gain or loss is realized.
In addition, short-term investments are also comprised of time deposits placed with banks with original maturities longer than three months but less than one year.

Accounts receivable, net
k. Accounts receivable, net
Accounts receivable mainly represent amounts due from customers and online payment channels and are recorded net of allowance for doubtful accounts.
The Group, in collaboration with JD Digits, provides consumer financing to the qualified customers in the online retail business, such consumer financing receivables are recorded as accounts receivable. Due to the legacy contractual arrangements with JD Digits, the Group remains as the legal owner of the consumer financing receivables, where JD Digits performs the related credit assessment.
JD Digits is obligated to purchase the consumer financing receivables past due over certain agreed period of time from the Group at carrying values to absorb the risks, no allowance for doubtful accounts were provided. The Group, in collaboration with JD Digits, periodically securitizes consumer financing receivables through the transfer of those assets to securitization vehicles, please refer to Note 2(w).
Other than the accounts receivable arising from the consumer financing, beginning on January 1, 2020, the Group evaluates its accounts receivable for expected credit losses on a regular basis. The Group maintains an estimated allowance for credit losses to reduce its accounts receivable to the amount that it believes will be collected. The Group uses the length of time a balance has been outstanding, the payment history, creditworthiness and financial conditions of the customers and industry trend as credit quality indicators to monitor the Group’s receivables within the scope of expected credit losses model and use these as a basis to develop the Group’s expected loss estimates. The Group adjusts the allowance percentage periodically when there are significant differences between estimated bad debts and actual bad debts. If there is strong evidence indicating that the accounts receivable is likely to be unrecoverable, the Group also makes specific allowance in the period in which a loss is determined to be probable. Accounts receivable balances are written off after all collection efforts have been exhausted. Please refer to Note 2(u) for adoption of expected credit losses model.

Inventories, net
l. Inventories, net
Inventories, consisting of products available for sale, are stated at the lower of cost and net realizable value. Cost of inventories is determined using the weighted average cost method. Adjustments are recorded to write down the cost of inventories to the estimated net realizable value due to slow-moving merchandise and damaged goods, which is dependent upon factors such as inventory aging, historical and forecasted consumer demand, and market conditions that impact pricing. The Group takes ownership, risks and rewards of the products purchased, but has arrangements to return unsold goods with certain vendors. Write downs are recorded in cost of revenues in the consolidated statements of operations and comprehensive income/(loss).
The Group also provides fulfillment-related services in connection with the Group’s online marketplace. Third-party merchants maintain ownership of their inventories and therefore these products are not included in the Group’s inventories.

Loan receivables, net
m. Loan receivables, net
Loan receivables represent the consumer financing, in collaboration with JD Digits, provided to qualified individual customers on the Group’s online marketplace. Due to the legacy contractual arrangements with JD Digits, the Group remains as the legal owner of the consumer financing receivables, including such loan receivables, where JD Digits performs the related credit assessment and absorbs the credit risks. The loan terms extended to the customers generally range from 1 month to 24 months. As JD Digits is obligated to purchase the receivables past due over certain agreed period of time from the Group at carrying values to absorb the credit risks, no provision for doubtful accounts was recorded for the years ended December 31, 2018, 2019 and 2020. The loan receivables were measured at amortized cost and reported in the consolidated balance sheets at outstanding principal. As of December 31, 2019 and 2020, the loan receivables with the collection period over one year amounting to RMB179,886,000 and RMB259,370,000, respectively, were classified into other non-current
assets in the consolidated balance sheets. Cash paid for loan originations and cash received from loan repayments are classified as investing activities in the consolidated statements of cash flows. The Group, in collaboration with JD Digits, periodically securitizes loan receivables through the transfer of those assets to securitization vehicles, please refer to Note 2(w).

Property, equipment and software, net
n. Property, equipment and software, net
Property, equipment and software are stated at cost less accumulated depreciation and impairment. Property, equipment and software are depreciated at rates sufficient to write off their costs less impairment and residual value, if any, over the estimated useful lives on a straight-line basis. The estimated useful lives are as follows:

Category	Estimated useful lives
Electronic equipment	3-5 years
Office equipment	5 years
Vehicles	3-5 years
Logistics, warehouse and other heavy equipment	5-10 years
Leasehold improvement	Over the shorter of the expected life of leasehold improvements or the lease term
Software	3-5 years
Building	40 years
Building improvement	5-10 years
Repairs and maintenance costs are charged to expenses as incurred, whereas the costs of renewals and betterment that extend the useful lives of property, equipment and software are capitalized as additions to the related assets. Retirements, sales and disposals of assets are recorded by removing the costs, accumulated depreciation and impairment with any resulting gain or loss recognized in the consolidated statements of operations and comprehensive income/(loss).

Construction in progress
o. Construction in progress
Direct costs that are related to the construction of property, equipment and software and incurred in connection with bringing the assets to their intended use are capitalized as construction in progress. Construction in progress is transferred to specific property, equipment and software items and the depreciation of these assets commences when the assets are ready for their intended use. As of December 31, 2019 and 2020, construction in progress in the amount of RMB5,806,308,000 and RMB7,906,406,000, respectively, were primarily relating to the construction of office buildings and warehouses.

Land use rights, net
p. Land use rights, net
Land use rights are recorded at cost less accumulated amortization. Amortization is provided on a straight-line basis over the estimated useful lives which are 18 to 50 years and represent the shorter of the estimated usage periods or the terms of the agreements.

Intangible assets, net
q. Intangible assets, net
Intangible assets purchased from third parties are initially recorded at cost and amortized on a straight-line basis over the estimated economic useful lives. The Group performs valuation of the intangible assets arising from business combination to determine the fair value to be assigned to each asset acquired. The acquired intangible assets are recognized and measured at fair value and are expensed or amortized using the straight-line approach over the estimated economic useful lives of the assets.
The estimated useful lives of intangible assets are as follows:

Category	Estimated useful lives
Strategic cooperation	5 years
Non-compete	5-8 years
Domain names and trademarks	5-20 years
Customer relationship	3-10 years
Technology and others	2-10 years

Goodwill
r. Goodwill
Goodwill represents the excess of the purchase price over the fair value of the identifiable assets and liabilities acquired in a business combination.
Goodwill is not depreciated or amortized but is tested for impairment on an annual basis as of December 31, and in between annual tests when an event occurs or circumstances change that could indicate that the asset might be impaired. In accordance with the Financial Accounting Standards Board (“FASB”) guidance on testing of goodwill for impairment, the Group first assesses qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount. If as a result of its qualitative assessment, that it is more likely than not that the fair value of a reporting unit is less than its carrying amount, the quantitative impairment test is mandatory. Otherwise, no further testing is required. The quantitative impairment test consists of a comparison of the fair value of each reporting unit with its carrying amount, including goodwill. If the carrying amount of each reporting unit exceeds its fair value, an impairment loss equal to the difference between the implied fair value of the reporting unit’s goodwill and the carrying amount of goodwill will be recorded. Application of a goodwill impairment test requires significant management judgment, including the identification of reporting units, assigning assets and liabilities to reporting units, assigning goodwill to reporting units, and determining the fair value of each reporting unit. The judgment in estimating the fair value of reporting units includes estimating future cash flows, determining appropriate discount rates, consideration of the impact of
COVID-19,
and making other assumptions. Changes in these estimates and assumptions could materially affect the determination of fair value for each reporting unit.
In January 2017, the FASB issued ASU
2017-04,
Intangibles—Goodwill and Other
(Topic 350)
: Simplifying the Test for Goodwill Impairment
(“ASU
2017-04”),
the guidance removes step 2 of the goodwill impairment test, which requires a hypothetical purchase price allocation. Goodwill impairment will now be the amount by which a reporting unit’s carrying value exceeds its fair value, not the difference between the fair value and carrying amount of goodwill which was the step 2 test before. The Group adopted ASU
2017-04
beginning January 1, 2020 and used the
one-step
method for the goodwill impairment assessment for the year ended December 31, 2020.

Investment in equity investees
s. Investment in equity investees
Investment in equity investees represents the Group’s investments in privately held companies, publicly traded companies and private equity funds. The Group applies the equity method of accounting to account for an equity investment, in common stock or in-substance
common stock, according to ASC Topic 323,
Investment—Equity Method and Joint Ventures
(“ASC 323”), over which it has significant influence but does not own a majority equity interest or otherwise control.
An investment in
in-substance
common stock is an investment in an entity that has risk and reward characteristics that are substantially similar to that entity’s common stock. The Group considers subordination, risks and rewards of ownership and obligation to transfer value when determining whether an investment in an entity is substantially similar to an investment in that entity’s common stock.
Under the equity method, the Group’s share of the post-acquisition profits or losses of the equity investees are recorded in share of results of equity investees in the consolidated statements of operations and comprehensive income/(loss) and its share of post-acquisition movements of accumulated other comprehensive income are recorded in accumulated other comprehensive income/(loss) as a component of shareholders’ equity. The Group records its share of the results of equity investments in publicly listed companies and certain privately held companies on one quarter in arrears basis. The excess of the carrying amount of the investment over the underlying equity in net assets of the equity investee represents goodwill and intangible assets acquired. When the Group’s share of losses in the equity investee equals or exceeds its interest in the equity investee, the Group does not recognize further losses, unless the Group has incurred obligations or made payments or guarantees on behalf of the equity investee, or the Group holds other investments in the equity investee.
The Group continually reviews its investment in equity investees under equity method to determine whether a decline in fair value to below the carrying value is other-than-temporary. The primary factors the Group considers in its determination are the duration and severity of the decline in fair value, the financial condition, operating performance and the prospects of the equity investee, and other company specific information such as recent financing rounds. If the decline in fair value is deemed to be other-than-temporary, the carrying value of the equity investee is written down to fair value.
Private equity funds pursue various investment strategies, including event driven and multi-strategy. Investments in private equity funds generally are not redeemable due to the closed-ended nature of these funds. Beginning on January 1, 2018, these private equity funds, over which the Group does not have the ability to exercise significant influence, are accounted for under the existing practical expedient in ASC Topic 820,
Fair Value Measurements and Disclosures
(“ASC 820”) to estimate fair value using the net asset value per share (or its equivalent) of the investment (“NAV practical expedient”).
Beginning on January 1, 2018, upon the adoption of ASU
2016-01,
Financial Instruments — Overall (Subtopic
825-10)
— Recognition and Measurement of Financial Assets and Financial Liabilities
(“ASU 2016-01”), the Group’s equity investments without readily determinable fair values, which do not qualify for NAV practical expedient and over which the Group does not have the ability to exercise significant influence through the investments in common stock or in substance common stock, are accounted for under the measurement alternative (the “Measurement Alternative”). Under the Measurement Alternative, the carrying value is measured at cost, less any impairment, plus or minus changes resulting from observable price changes in orderly transactions for identical or similar investments of the same issuer. All gains and losses on these investments, realized and unrealized, are recognized in “others, net” in the consolidated statements of operations and comprehensive income/(loss). The Group makes assessment of whether an investment is impaired based on performance and financial position of the investee as well as other evidence of market value at each reporting date. Such assessment includes, but is not limited to, reviewing the investee’s cash position, recent financing, as well as the financial and business performance. The Group recognizes an impairment loss equal to the difference between the carrying value and fair value in others, net in the consolidated statements of operations and comprehensive income/(loss) if there is any.

Investment securities
t. Investment securities
The Group invests in marketable equity securities to meet business objectives. Beginning on January 1, 2018, these marketable securities are classified as investments with readily determinable fair values, which are reported at fair value in the consolidated balance sheets, the unrealized gains and losses on equity securities are recorded in others, net in the consolidated statements of operations and comprehensive income/(loss) upon the adoption of ASU
2016-01.

Current expected credit losses impairment
u. Current expected credit losses impairment
In June 2016, the FASB issued ASU
2016-13,
Financial Instruments-Credit Losses
(Topic 326)
: Measurement of Credit Losses on Financial Instruments
(“ASC 326”), which requires entities to measure all expected credit losses for financial assets held at the reporting date using a current expected credit loss model based on historical experience, current conditions, and reasonable and supportable forecasts.
The Group adopted ASC 326 on January 1, 2020 using the modified retrospective transition approach. Based on the nature of the Group’s financial instruments within the scope of this standard, which are primarily accounts receivable and other receivables, the adoption of the new standard did not have a material effect on the Group’s consolidated financial statements.

Impairment of long-lived assets
v. Impairment of long-lived assets
Long-lived assets are evaluated for impairment whenever events or changes in circumstances (such as a significant adverse change to market conditions that will impact the future use of the assets) indicate that the carrying value of an asset may not be fully recoverable or that the useful life is shorter than the Group had originally estimated. When these events occur, the Group evaluates the impairment for the long-lived assets by comparing the carrying value of the assets to an estimate of future undiscounted cash flows expected to be generated from the use of the assets and their eventual disposition. If the sum of the expected future undiscounted cash flows is less than the carrying value of the assets, the Group recognizes an impairment loss based on the excess of the carrying value of the assets over the fair value of the assets.

Nonrecourse securitization debt and transfer of financial assets
w. Nonrecourse securitization debt and transfer of financial assets
The Group, in collaboration with JD Digits, periodically securitizes accounts receivable and loan receivables arising from consumer financing through the transfer of those assets to securitization vehicles. The securitization vehicles then issue debt securities to third-party investors and JD Digits, collateralized by the transferred assets. The asset-backed debt securities issued by the securitization vehicles are nonrecourse to the Group and are payable only out of collections on their respective underlying collateralized assets.
The securitization vehicles are considered variable interest entities pursuant to ASC Topic 810,
Consolidation
. The Group will consolidate the securitization vehicles when economic interests are retained in the form of subordinated interests, and acting as the servicer of securitization vehicles. Accordingly, the Group are precluded from recording the related transfers of assets in securitization transactions as sales. Asset-backed debt securities issued by the consolidated securitization vehicles are accounted for as the financing type transactions.
The Group does not consolidate the securitization vehicles when no economic interests are retained by the Group, and the Group has no continuing involvements, including the servicer of the securitization vehicles. Transfers are accounted for as sale and corresponding transferred accounts receivable are de-recognized
in the consolidated balance sheets pursuant to ASC Topic 860,
Transfers and Servicing
(“ASC 860”), only if they meet all of the three criteria: (i) the transferred financial assets have been isolated from the transferor and its creditor, (ii) each transferee has the rights to pledge or exchange the transferred assets, or the transferor has no continuing involvement with the transferred financial assets, and (iii) the transferor does not maintain effective control over the transferred financial assets or third-party beneficial interests related to those transferred assets. Otherwise, the transfers of the assets are accounted for as a financing type transaction if the conditions in ASC
860-10-40-5
are not met. The under common control relationship of the transferor and transferee should be ignored when applying ASC 860, as long as the transferee is not consolidated by the transferor.
Beginning October 2017, the Group revised certain structural arrangements to relinquish its continuing involvement rights when setting up the new securitization vehicles. The investors, including JD Digits, have no recourse to the Group when the underlying consumers fail to pay amounts contractually on due. The gain/loss recorded upon the sale accounting was immaterial for the periods presented.

Unsecured senior notes and long-term borrowings
x. Unsecured senior notes and long-term borrowings
Unsecured senior notes are recognized initially at fair value, net of debt discounts or premiums and debt issuance costs. Debt discount or premium and debt issuance costs are recorded as a reduction of the principal amount and the related accretion is recorded as interest expense in the consolidated statements of operations and comprehensive income/(loss) over the maturities of the notes using the effective interest method.
Long-term borrowings are recognized at carrying amount. Interest expense is accrued over the estimated term of the facilities and recorded in the consolidated statements of operations and comprehensive income/(loss).

Fair value
y. Fair value
Accounting guidance defines fair value as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurement for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability.
The Group measures certain financial assets, including investments under the equity method on other-than-temporary basis, investments under the Measurement Alternative, intangible assets, goodwill and fixed assets at fair value when an impairment charge is recognized.
Accounting guidance establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. Accounting guidance establishes three levels of inputs that may be used to measure fair value:
Level 1 — Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.
Level 2 — Include other inputs that are directly or indirectly observable in the marketplace.
Level 3 — Unobservable inputs which are supported by little or no market activity.
Accounting guidance also describes three main approaches to measuring the fair value of assets and liabilities: (1) market approach; (2) income approach and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.

Revenue
z. Revenues
The Group adopted ASC Topic 606,
Revenue from Contracts with Customers
(“ASC 606”), from January 1, 2018, using the modified retrospective transition approach.
Consistent with the criteria of ASC 606, the Group recognizes revenues when the Group satisfies a performance obligation by transferring a promised good or service (that is, an asset) to a customer. An asset is transferred when the customer obtains control of that asset.
In accordance with ASC 606, the Group evaluates whether it is appropriate to record the gross amount of product sales and related costs or the net amount earned as commissions. When the Group is a principal, that the Group obtains control of the specified goods or services before they are transferred to the customers, the revenues should be recognized in the gross amount of consideration to which it expects to be entitled in exchange for the specified goods or services transferred. When the Group is an agent and its obligation is to facilitate third parties in fulfilling their performance obligation for specified goods or services, the revenues should be recognized in the net amount for the amount of commission which the Group earns in exchange for arranging for the specified goods or services to be provided by other parties. Revenues are recorded net of value-added taxes.
The Group recognizes revenues net of discounts and return allowances when the products are delivered and title is passed to customers. Significant judgement is required to estimate return allowances. For online retail business with return conditions, the Group reasonably estimate the possibility of return based on the historical experience, changes in judgments on these assumptions and estimates could materially impact the amount of net revenues recognized. As of December 31, 2019 and 2020, liabilities for return allowances were RMB425,135,000 and RMB496,005,000, respectively, which were included in “Accrued expenses and other current liabilities”. The rights to recover products from customers associated with the Group’s liabilities for return allowances are the Group’s assets, which were RMB454,298,000 and RMB533,264,000 as of December 31, 2019 and 2020, respectively, and were included in “Prepayments and other current assets”.
The Group also sells prepaid cards which can be redeemed to purchase products sold on the JD Platform. In accordance with ASC 606, the cash collected from the sales of prepaid cards is initially recorded in advance from customers in the consolidated balance sheets and subsequently recognized as revenues upon the sales of the respective products through redemption of prepaid cards are completed. Upon the adoption of ASC 606, the Group began to recognize revenue from estimated unredeemed prepaid cards over the expected customer redemption periods, rather than waiting until prepaid cards expire or when the likelihood of redemption becomes remote.
Revenue arrangements with multiple deliverables are divided into separate units of accounting based on the SSP of each separate unit. In instances where SSP is not directly observable, such as the Group does not have vendor-specific objective evidence or third-party evidence of the selling prices of the deliverables, considerations are allocated using estimated selling prices. Determining the SSP of each separate unit may require significant judgments, and significant assumptions and estimates have been made in estimating the relative selling price of each single-element.
Net Product Revenues
The Group recognizes the product revenues from the online retail business on a gross basis as the Group is acting as a principal in these transactions and is responsible for fulfilling the promise to provide the specified goods. Revenues from the sales of electronics and home appliance products were RMB280,059,089,000, RMB328,703,453,000 and RMB400,927,285,000, and revenues from the sales of general merchandise products were RMB136,049,657,000, RMB182,030,514,000 and RMB250,951,955,000, for the years ended December 31, 2018, 2019 and 2020, respectively. The Group’s net product revenues were mainly generated by the JD Retail segment.
Net Service Revenues
The Group charges commission fees to third-party merchants for participating in the Group’s online marketplace, where the Group generally is acting as an agent and its performance obligation is to arrange for the provision of the specified goods or services by those third-party merchants. Upon successful sales, the Group charges the third-party merchants a negotiated amount or a fixed rate commission fee based on the sales amount. Commission fee revenues are recognized on a net basis at the point of delivery of products, net of return allowances.
The Group provides marketing services to third-party merchants, suppliers and other business partners on its various website channels and third-party marketing affiliate’s websites, including but not limited to pay for performance marketing services on which the customers are charged based on effective clicks on their product information, and display advertising services that allow customers to place advertisements on various websites. The Group recognizes revenues from pay for performance marketing services based on effective clicks, and recognizes revenues from display advertising services ratably over the period during which the advertising services are provided or on the number of times that the advertisement has been displayed based on cost per thousand impressions. The Group did not enter into material advertising-for-advertising
barter transactions for the periods presented.
The Group opens its fulfillment infrastructure by offering integrated supply chain solutions and logistics services to third parties through JD Logistics, primarily including warehousing and distribution services, express and freight services and other value-added services. Revenues generated from these services are primarily recognized over time as the Group performs the services in the contracts because of the continuous transfer of control to the customers.
JD Plus memberships provide the Group’s core customers with a better shopping experience, access to an evolving suite of benefits that represent a single stand-ready obligation. Subscriptions are paid for at the time of or in advance of delivering the services. Revenues from such arrangements are recognized over the subscription period.
The Group offers comprehensive customer services, primarily include 7*24 hours customer services to respond to customers’ post-sales requests, return and exchange services to facilitate customers’ return, exchange and repair of defective goods. These services are free of charge. The Group also provides return/exchange logistics services to the customers, of which the revenues recognized were not material for the periods presented.
Revenues from online marketplace and marketing services were RMB33,531,862,000, RMB42,680,212,000 and RMB53,472,718,000 for the years ended December 31, 2018, 2019 and 2020, respectively, which were mainly generated by the JD Retail segment. Revenues from logistics and other services were RMB12,379,151,000, RMB23,474,305,000 and RMB40,449,928,000, for the years ended December 31, 2018, 2019 and 2020, respectively, which were mainly generated by the New Businesses segment.

Contract balances
aa. Contract balances
Timing of revenue recognition may differ from the timing of invoicing to customers. Accounts receivable represent amounts invoiced and revenues recognized prior to invoicing when the Group has satisfied the Group’s performance obligation and has the unconditional rights to payment. The balances of accounts receivable, net of allowance for doubtful accounts were RMB6,190,588,000 and RMB7,111,947,000 as of December 31, 2019 and 2020, respectively.
Unearned revenues consist of payments received or awards to customers related to unsatisfied performance obligation at the end of the period, included in current and non-current
deferred revenues and advance from customers in the Group’s consolidated balance sheets. As of December 31, 2019, the Group’s total unearned revenues were RMB21,347,848,000, of which RMB16,442,795,000 was recognized as revenues for the year ended December 31, 2020. The Group’s total unearned revenues were RMB26,033,158,000 as of December 31, 2020.
The Group applied a practical expedient to expense costs as incurred for costs to obtain a contract with a customer when the amortization period would have been one year or less. These costs include certain partner sales incentive programs. The Group has no material incremental costs of obtaining contracts with customers that the Group expects the benefit of those costs to be longer than one year which need to be recognized as assets.

Customer incentives and loyalty programs
bb. Customer incentives and loyalty programs
The Group provides two types of discounted coupons, referred to as D Coupons and J Coupons, for free to its customers to incentivize purchase.

•
D Coupons are given to a customer upon current purchase or can be given for free to promote future purchases. This coupon requires the customer to make future purchase of a minimum value in order to enjoy the value provided by the coupon. The rights to purchase discounted products in the future are not considered as a separate performance obligation under ASC 606, as the discount does not represent a material rights to the customer. The Group assesses the significance of the discount by considering its percentage of the total future minimum purchase value, historical usage pattern by the customers and relative outstanding volume and monetary value of D Coupons compared to the other discounts offered by the Group. D Coupons are accounted for as a reduction of revenues on the future purchase.

•
J Coupons are given to a customer upon their qualified purchase or can be given for free to promote future purchases and are to be used on a future purchase, with no limitation as to the minimum value of the future purchase. Accordingly, the Group has determined that J Coupons awarded are considered as a separate performance obligation within the scope of ASC 606, as J Coupons represent a material rights to the customer. Therefore, the delivered products and J Coupons awarded are treated as two distinct performance obligations identified in the contract. The total sales consideration is allocated based on management’s best estimate of the relative SSP of each performance obligation. The amount allocated to J Coupons is deferred and recognized when J Coupons are redeemed or at the coupon’s expiration, whichever occurs first. J Coupons have an expiration of one year after issuance. For the years ended December 31, 2018, 2019 and 2020, the amount of expired J Coupons was not material.

Registered customers may also earn J Beans, which was launched based on certain activities performed on the Group’s website by the customers such as purchasing merchandise or reviewing their buying experiences. J Beans can be used as cash to buy any products sold by the Group, which will directly reduce the amount paid by the customer, or redeemed for D Coupons that can be used in certain shops on JD Platform. The Group considers J Beans awarded from sales of products and reviewing buying experiences to be part of its revenue generating activities. Thus J Beans is considered to be a separate performance obligation identified in the contract. Therefore, the sales consideration is allocated to the products and J Beans based on the relative SSP of the products and J Beans awarded. Consideration allocated to J Beans is initially recorded as deferred revenues, and recognized as revenues when J Beans are used or expired. J Beans will expire at the subsequent year end after issuance. For the years ended December 31, 2018, 2019 and 2020, the amount of expired J Beans was not material.

Cost of revenues
cc. Cost of revenues
Cost of revenues consists primarily of purchase price of products, inbound shipping charges, write-downs of inventories, traffic acquisition costs related to online marketing services, and cost related to logistics services provided to third parties.

Rebates and subsidies
dd. Rebates and subsidies
The Group periodically receives considerations from certain vendors, representing rebates for products sold and subsidies for the sales of the vendors’ products over a period of time. The rebates are not sufficiently separable from the Group’s purchase of the vendors’ products and they do not represent a reimbursement of costs incurred by the Group to sell vendors’ products. The Group accounts for the rebates received from its vendors as a reduction to the prices it pays for the products purchased and therefore the Group records such amounts as a reduction of cost of revenues when recognized in the consolidated statements of operations and comprehensive income/(loss). Rebates are earned upon reaching minimum purchase thresholds for a specified period. When volume rebates can be reasonably estimated based on the Group’s past experiences and current forecasts, a portion of the rebates is recognized as the Group makes progress towards the purchase threshold. Subsidies are calculated based on the volume of products sold through the Group and are recorded as a reduction of cost of revenues when the sales have been completed and the amount is determinable.

Fulfillment
ee. Fulfillment
Fulfillment expenses consist primarily of (i) expenses incurred in operating the Group’s fulfillment centers, customer service centers and physical stores, including personnel cost and expenses attributable to buying, receiving, inspecting and warehousing inventories, picking, packaging, and preparing customer orders for shipment, processing payment and related transaction costs, (ii) expenses charged by third-party couriers for dispatching and delivering the Group’s products, (iii) lease expenses of warehouses, delivery and pickup stations, and physical stores, and (iv) depreciation and amortization of logistics and electronic equipment. The cost related to logistics services provided to third parties is classified in cost of revenues in the consolidated statements of operations and comprehensive income/(loss). Shipping cost included in fulfillment expenses amounted to RMB15,216,351,000, RMB17,858,972,000 and RMB23,088,408,000 for the years ended December 31, 2018, 2019 and 2020, respectively.

Marketing
ff. Marketing
Marketing expenses consist primarily of advertising costs, public relations expenditures, and payroll and related expenses for employees involved in marketing and business development activities. The Group pays commissions to participants in the associates program when their customer referrals result in successful product sales and records such costs in marketing in the consolidated statements of operations and comprehensive income/(loss).
Advertising costs, which consist primarily of online advertising, offline television, movie and outdoor advertising, and incentive programs to attract or retain consumers for the Group’s online marketplace, are expensed as incurred, and totaled RMB15,970,433,000, RMB19,285,939,000 and RMB23,087,563,000 for the years ended December 31, 2018, 2019 and 2020, respectively.

Research and development
gg. Research and development
Research and development expenses consist primarily of payroll and related expenses for research and development employees involved in designing, developing and maintaining technology platform, and improving artificial intelligence, big data and cloud technologies and services, and technology infrastructure costs. Technology infrastructure costs include servers and other equipment depreciation, bandwidth and data center costs, rent, utilities and other expenses necessary to support the Group’s internal and external business. Research and development expenses are expensed as incurred. Software development costs are recorded in “Research and development” as incurred as the costs qualifying for capitalization have been insignificant.

General and administrative
hh. General and administrative
General and administrative expenses consist primarily of employee related expenses for general corporate functions, including accounting, finance, tax, legal and human relations; costs associated with these functions including facilities and equipment depreciation expenses, rental and other general corporate related expenses.

Share-based compensation
ii. Share-based compensation
The Company grants restricted share units (“RSUs”) and share options of the Company and its subsidiaries to eligible employees and non-employee
s. The Group accounts for share-based awards issued to employees in accordance with ASC Topic 718
Compensation – Stock Compensation
. The Group early adopted ASU
2018-07,
Compensation-Stock Compensation
(Topic 718)
, Improvements to Nonemployee Share-Based Payment Accounting
, beginning July 1, 2018, before then, the Group accounted for share-based awards issued to non-employees
in accordance with ASC
505-50,
Equity-Based Payments to
Non-Employees.
Employees’ share-based awards,
non-employees’
share-based awards and the founder’s share-based awards are measured at the grant date fair value of the awards and recognized as expenses a) immediately at grant date if no vesting conditions are required; or b) using graded vesting method, net of estimated forfeitures, over the requisite service period, which is the vesting period.
All transactions in which goods or services are received in exchange for equity instruments are accounted for based on the fair value of the consideration received or the fair value of the equity instrument issued, whichever is more reliably measurable.
The Group uses the binominal option-pricing model to estimate the fair value of share options. The determination of estimated fair value of share-based payment awards on the grant date is affected by the fair value of the Company’s ordinary shares as well as assumptions regarding a number of complex and subjective variables. These variables include the expected value volatility of the Company over the expected term of the awards, actual and projected employee share option exercise behaviors, a risk-free interest rate, exercise multiple and expected dividend yield, if any.
Determination of estimated fair value of the Company’s subsidiaries before they were publicly listed requires complex and subjective judgments due to their limited financial and operating history, unique business risks and limited public information on companies in China similar to the Company’s subsidiaries. The Company estimates the Company’s subsidiaries’ enterprise value for purposes of recording share-based compensation, and the information considered by the Company mainly include but are not limited to the pricing of recent rounds of financing, future cash flow forecasts, discount rates, and liquidity factors.
The Group recognizes the estimated compensation cost of RSUs based on the fair value of its ordinary shares on the date of the grant. The Group recognizes the compensation cost, net of estimated forfeitures, over a vesting term for service-based RSUs.
The Group also recognizes the compensation cost of performance-based share awards, net of estimated forfeitures, if it is probable that the performance condition will be achieved at the end of each reporting period.
Forfeitures are estimated at the time of grant and revised in the subsequent periods if actual forfeitures differ from those estimates.

Income tax
jj. Income tax
Current income taxes are provided on the basis of net income for financial reporting purposes, adjusted for income and expense items which are not assessable or deductible for income tax purposes, in accordance with the regulations of the relevant tax jurisdictions. The Group follows the liability method of accounting for income taxes. Under this method, deferred tax assets and liabilities are determined based on the temporary differences between the financial statements carrying amounts and tax bases of existing assets and liabilities by applying enacted statutory tax rates that will be in effect in the period in which the temporary differences are expected to reverse. The Group records a valuation allowance to reduce the amount of deferred tax assets if based on the weight of available evidence, it is more-likely-than-not
that some portion, or all, of the deferred tax assets will not be realized. The effect on deferred taxes of a change in tax rates is recognized in the consolidated statements of operations and comprehensive income/(loss) in the period of change. Deferred tax assets and liabilities are classified as non-current
in the consolidated balance sheets.
The Group recognizes in its consolidated financial statements the benefit of a tax position if the tax position is “more likely than not” to prevail based on the facts and technical merits of the position. Tax positions that meet the “more likely than not” recognition threshold are measured at the largest amount of tax benefit that has a greater than fifty percent likelihood of being realized upon settlement. The Group estimates its liability for unrecognized tax benefits which are periodically assessed and may be affected by changing interpretations of laws, rulings by tax authorities, changes and/or developments with respect to tax audits, and expiration of the statute of limitations. The ultimate outcome for a particular tax position may not be determined with certainty prior to the conclusion of a tax audit and, in some cases, appeal or litigation process. The actual benefits ultimately realized may differ from the Group’s estimates. As each audit is concluded, adjustments, if any, are recorded in the Group’s consolidated financial statements in the period in which the audit is concluded. Additionally, in future periods, changes in facts, circumstances and new information may require the Group to adjust the recognition and measurement estimates with regard to individual tax positions. Changes in recognition and measurement estimates are recognized in the period in which the changes occur. As of December 31, 2019 and 2020, the Group did not have any significant unrecognized uncertain tax positions.

Leases
kk. Leases
Before January 1, 2019, the Group adopted ASC Topic 840 (“ASC 840”),
Leases,
and each lease is classified at the inception date as either a capital lease or an operating lease.
The Group adopted the new lease accounting standard, ASC Topic 842,
Leases
(“ASC 842”), from January 1, 2019 using the modified retrospective transition approach through a cumulative-effect adjustment in the period of adoption rather than retrospectively adjusting prior periods and the package of practical expedients. The Group categorizes leases with contractual terms longer than twelve months as either operating or finance lease. However, the Group has no finance leases for any of the periods presented.
Right-of-use
(“ROU”) assets represent the Group’s rights to use underlying assets for the lease term and lease liabilities represent the Group’s obligation to make lease payments arising from the lease. Operating lease ROU assets and liabilities are recognized at commencement date based on the present value of lease payments over the lease term, reduced by lease incentives received, plus any initial direct costs, using the discount rate for the lease at the commencement date. As the implicit rate in lease is not readily determinable for the Group’s operating leases, the Group generally use the incremental borrowing rate based on the estimated rate of interest for collateralized borrowing over a similar term of the lease payments at commencement date. The Group’s lease terms may include options to extend or terminate the lease when it is reasonably certain that the Group will exercise that option. Lease expense for lease payments is recognized on a straight-line basis over the lease term. The Group accounts for lease and non-lease
components separately.
The Group also enters into sale and leaseback transactions. The Group acts as the seller-lessee, transfers its assets to a third-party entity (the buyer-lessor) and then leases the transferred assets back from the buyer-lessor at an arm-length
rental price. Upon consideration of ASC Topic
842-40-25-1
and ASC 606, the transfer of the underlying assets is considered as sales, and according to ASC 842, the leaseback transaction is classified as an operating lease. Therefore, the sale and the leaseback of the underlying assets are separately accounted for by the Group. Upon completion of the transaction, the legal titles of these assets are transferred to the third-party entity (the buyer-lessor), and the Group derecognizes these transferred assets and recognizes gains or losses from disposal of these assets in accordance with ASC Topic 360,
Property, Plant and Equipment
. The leaseback transactions are accounted for under ASC 842, and the ROU assets and lease liabilities are recognized at commencement date accordingly.

Comprehensive income/(loss)
ll. Comprehensive income/(loss)
Comprehensive income/(loss) is defined as the changes in equity of the Group during a period from transactions and other events and circumstances excluding transactions resulting from investments from shareholders and distributions to shareholders. Comprehensive income/(loss) for the periods presented includes net income/(loss), change in unrealized gains/(losses) on available-for-sale
debt securities, foreign currency translation adjustments, and share of change in other comprehensive income/(loss) of equity investees.

Net income/(loss) per share
mm. Net income/(loss) per share
Basic net income/(loss) per share is computed by dividing net income/(loss) attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding during the period. For the calculation of diluted net income/(loss) per share, the weighted average number of ordinary shares is adjusted by the effect of dilutive potential ordinary shares, including unvested RSUs and ordinary shares issuable upon the exercise of outstanding share options using the treasury stock method. Additionally, the Company takes into account the effect of dilutive shares of entities in which the Company holds equity interests. The dilutive impact from equity interests mainly include equity investments accounted for using the equity method and the consolidated subsidiaries. The effect mentioned above is not included in the calculation of the diluted income/(loss) per share when inclusion of such effect would be anti-dilutive.

Segment reporting
nn. Segment reporting
Operating segments are defined as components of an enterprise about which separate financial information is available that is evaluated regularly by the chief operating decision maker (“CODM”), or decision making group, in deciding how to allocate resources and in assessing performance. The Group’s CODM is the Chief Executive Officer.
The Group’s principal operations are organized into two major business segments, JD Retail and New Businesses, which are defined based on the products and services provided. JD Retail mainly consists of online retail, online marketplace and marketing services in China. New Businesses include logistics services provided to third parties, overseas business, technology initiatives, as well as asset management services to logistics property investors and sale of development properties by JD Property.

Statutory reserves
oo. Statutory reserves
The Company’s subsidiaries and consolidated VIEs established in the PRC are required to make appropriations to certain non-distributable
reserve funds.
In accordance with the laws applicable to the Foreign Investment Enterprises established in the PRC, the Group’s subsidiaries registered as wholly-owned foreign enterprise have to make appropriations from their after-tax
profits (as determined under generally accepted accounting principles in the PRC (“PRC GAAP”)) to reserve funds including general reserve fund, enterprise expansion fund and staff bonus and welfare fund. The appropriation to the general reserve fund must be at least 10% of the after-tax
profits calculated in accordance with the PRC GAAP. Appropriation is not required if the general reserve fund has reached 50% of the registered capital of the company. Appropriations to the enterprise expansion fund and staff bonus and welfare fund are made at the respective company’s discretion.
In addition, in accordance with the PRC Company Laws, the Group’s consolidated VIEs, registered as Chinese domestic companies, must make appropriations from their after-tax
profits as determined under the PRC GAAP to
non-distributable
reserve funds including statutory surplus fund and discretionary surplus fund. The appropriation to the statutory surplus fund must be 10% of the after-tax
profits as determined under the PRC GAAP. Appropriation is not required if the statutory surplus fund has reached 50% of the registered capital of the company. Appropriation to the discretionary surplus fund is made at the discretion of the respective company.
The use of the general reserve fund, enterprise expansion fund, statutory surplus fund and discretionary surplus fund are restricted to the offsetting of losses or increasing of the registered capital of the respective company. The staff bonus and welfare fund is a liability in nature and is restricted to fund payments of special bonus to employees and for the collective welfare of employees. None of these reserves are allowed to be transferred to the company in terms of cash dividends, loans or advances, nor can they be distributed except under liquidation.
For the years ended December 31, 2018, 2019 and 2020, profit appropriation to statutory surplus fund for the Group’s entities incorporated in the PRC was approximately RMB764,446,000, RMB58,753,000 and RMB74,111,000, respectively. No appropriation to other reserve funds was made for any of the periods presented.

Recent accounting pronouncements
pp. Recent accounting pronouncements
Recently adopted accounting pronouncements
In June 2016, the FASB issued ASU
2016-13,
Financial Instruments—Credit Losses
(Topic 326), which requires entities to measure all expected credit losses for financial assets held at the reporting date based on historical experience, current conditions, and reasonable and supportable forecasts. This replaces the existing incurred loss model and is applicable to the measurement of credit losses on financial assets measured at amortized cost. This ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Early application is permitted for all entities for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. The Group adopted the new standard beginning January 1, 2020 using the modified retrospective transition approach. The impact of adopting the new standard was not material to the consolidated financial statements.
In January 2017, the FASB issued ASU
2017-04,
Intangibles—Goodwill and Other
(Topic 350)
: Simplifying the Test for Goodwill Impairment
, the guidance removes step 2 of the goodwill impairment test, which requires a hypothetical purchase price allocation. Goodwill impairment will now be the amount by which a reporting unit’s carrying value exceeds its fair value, not the difference between the fair value and carrying amount of goodwill which was the step 2 test before. The ASU should be adopted on a prospective basis for the annual or any interim goodwill impairment tests beginning after December 15, 2019. Early adoption is permitted for interim or annual goodwill impairment tests performed on testing dates after January 1, 2017. The Group adopted the new standard beginning January 1, 2020 with no impact on the Group’s consolidated financial statements.
Recently issued accounting pronouncements not yet adopted
In December 2019, the FASB issued ASU
No. 2019-12,
Simplifying the Accounting for Income Taxes
, as part of its initiative to reduce complexity in accounting standards. The amendments in the ASU are effective for fiscal years beginning after December 15, 2020, including interim periods therein. Early adoption of the standard is permitted, including adoption in interim or annual periods for which financial statements have not yet been issued. The adoption of this standard is not expected to have a material impact on the Group’s consolidated financial statements.
In January 2020, the FASB issued ASU
2020-01,
Investments—Equity Securities
(Topic 321),
Investments—Equity Method and Joint Ventures
(Topic 323), which clarifies that a company should consider observable transactions that require a company to either apply or discontinue the equity method of accounting under Topic 323,
Investments—Equity Method and Joint Ventures
, for the purposes of applying the measurement alternative in accordance with Topic 321 immediately before applying or upon discontinuing the equity method. The ASU is effective for fiscal years beginning after December 15, 2020, and interim periods within those fiscal years. Early adoption is permitted, including early adoption in an interim period, for periods for which financial statements have not yet been issued. The Group is currently evaluating the impact of this update on its consolidated financial statements.
In March 2020, the FASB issued ASU
2020-04,
Reference Rate Reform
(Topic 848), which provides optional expedients and exceptions to contract modifications and hedging relationships that reference the London Interbank Offered Rate or another reference rate expected to be discontinued. The standard is effective upon issuance through December 31, 2022 and may be applied at the beginning of the interim period that includes March 12, 2020 or any date thereafter. The adoption of this standard is not expected to have a material impact on the Group’s consolidated financial statements.
In August 2020, the FASB issued ASU
2020-06,
Debt—Debt with Conversion and Other Options (Subtopic
470-20)
and Derivatives and Hedging—Contracts in Entity
’
s Own Equity (Subtopic
815-40):
Accounting for Convertible Instruments and Contracts in an Entity
’
s Own Equity
, which simplifies the accounting for convertible instruments by reducing the number of accounting models available for convertible debt instruments. This guidance also eliminates the treasury stock method to calculate diluted earnings per share for convertible instruments and requires the use of the if-converted
method. For public companies, the guidance is effective for fiscal years beginning after December 15, 2021, and interim periods within those fiscal years. Early adoption is permitted. The Group is currently evaluating the impact of this update on its consolidated financial statements.